Significant accounting policies (Details Textual) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Eliminated Liabilities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	$ 4.8	$ 7.2
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	20.3	19.8
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	4.0	6.8
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 24.2	$ 22.7